Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Revenue by Geographic Location of the Company’s Revenue

The following table breaks down revenue by geographic location of the Company’s revenue. The geographical location is based on the location at which the goods is delivered to the customers.

	June 30, 2024	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	RM	USD
Thailand	10,863,491	11,018,521	9,770,530	2,393,564
Malaysia	6,635,737	5,704,747	6,939,140	1,699,936
Switzerland	3,274,015	5,180,589	5,367,333	1,314,878
United States of America	973,061	97,439	99,438	24,360
Others (a)	682,521	420,039	399,285	97,817
	22,428,825	22,421,335	22,575,726	5,530,555

(a)	No revenue from other single country amounted to 3% or more of the Company’s revenue.